UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2016 (Unaudited)

ATAC Inflation Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS# - 129.4%
iShares Core S&P Small-Cap Fund *	151,479	$20,226,991
iShares Russell 2000 Fund *	228,842	30,117,895
Vanguard Small-Cap Fund *+	396,768	50,492,696
TOTAL EXCHANGE-TRADED FUNDS
(Cost $97,112,576)		100,837,582

SHORT-TERM INVESTMENT - 0.4%
Invesco Treasury Portfolio, Institutional Class, 0.26%^
(Cost $261,548)	261,548	261,548

Total Investments - 129.8%
(Cost $97,374,124)		101,099,130
Other Assets and Liabilities, Net - (29.8)%		(23,185,504)
Total Net Assets - 100.0%		$77,913,626

#
As of November 30, 2016 the Fund had a significant portion of its assets invested in the Small- and Mid-Cap sector. Mid-cap and small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies. Therefore, their securities may be more volatile and less liquid than the securities of larger, more established companies.

*
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

+	All or a portion of this security is designated as collateral for a line of credit. As of November 30, 2016 the value of the collateral was $50,492,696.
^	The rate shown is the annualized seven day effective yield as of November 30, 2016.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$100,837,582	$-	$-	$100,837,582
Short-Term Investment	261,548	-	-	261,548
Total Investments	$101,099,130	$-	$-	$101,099,130

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2016, the Fund recognized no transfers to/from any levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments November 30, 2016 (Unaudited)

ATAC Beta Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 98.2%
Vanguard Consumer Discretionary Fund	4,647	$600,020
Vanguard Energy Fund #*	29,895	3,086,659
Vanguard Financials Fund	10,586	605,943
Vanguard Industrials Fund	5,025	598,176
Vanguard Information Technology Fund	4,914	591,400
Vanguard Materials Fund	5,376	607,595
TOTAL EXCHANGE-TRADED FUNDS
(Cost $5,765,549)		6,089,793

SHORT-TERM INVESTMENT - 1.7%
Invesco Treasury Portfolio, Institutional Class, 0.26%^
(Cost $107,219)	107,219	107,219

Total Investments - 99.9%
(Cost $5,872,768)		6,197,012
Other Assets and Liabilities, Net - 0.1%		4,941
Total Net Assets - 100.0%		$6,201,953

#
As of November 30, 2016, the Fund had a significant portion of it assets invested in the Energy sector. Changes in supply and demand, the price of oil and gas, exploration and production spending, government regulation, world events, economic conditions, international politics, energy conservation, and the success of exploration projects may affect companies in this sector.

*
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of November 30, 2016.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,089,793	$-	$-	$6,089,793
Short-Term Investment	107,219	-	-	107,219
Total Investments	$6,197,012	$-	$-	$6,197,012

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2016, the Fund recognized no transfers to/from any levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:

	ATAC Inflation Rotation Fund*	ATAC Beta Rotation Fund*
Cost of investments	$97,374,124	$5,872,768
Gross unrealized appreciation	3,725,006	324,244
Gross unrealized depreciation	-	-
Net unrealized appreciation	$3,725,006	$324,244

*Because tax adjustments are calculated at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
  James R. Arnold, President

Date  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
James R. Arnold, President

Date  January 23, 2017

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date  January 23, 2017